BEHIND THE OLD IRON CURTAIN

                   HIDDEN TREASURES FOR CAPITALISTS



-----------------------------------
                                      Introducing the
(GRAPHICS: Picture of the cover
of the prospectus shown on top                   Regent Eastern
of a picture of a building)
                                                        European

                                                                 Fund
-----------------------------------
             Investing in the Fastest Growing Markets in the World

The Regent Eastern European Fund was mentioned in the October issue --"VOICES" Bloomberg Personal Magazine.

(X) MASS PRIVATIZATION throughout Eastern Europe and Russia has given way to a free market economy.

(X) LOW VALUATIONS along with continuing economic reform is producing capitalism in these countries not seen since America's wild west frontier.

(X) PROVEN SPECIALISTS in emerging markets money management by Regent Fund Management, Inc.

(X) NO-LOAD investing in a broad spectrum of equity securities in the former Eastern Bloc countries, the Fund seeks long-term capital appreciation.

(GRAPHICS: Picture of a star shaded in background with the following text)
 -----------------------                               -------------------------
   PORTFOLIO DIRECT                                          PERFORMANCE
   Listen to Monthly                                        Year-to-date
 Updates 24 Hours a Day,                                    total return
  Toll-Free Simply Call                                     as of 9/10/97

    1-800-US-FUNDS,                                             22.60%
                                                            Since Inception
    Press Option 6                                             3/31/97
------------------------                               -------------------------

NOW AVAILABLE FROM U.S. GLOBAL INVESTORS                    (One Source/Charles
                                                             Schwab Logo)
           Please Call
                                                      Charles Schwab & Co., Inc.
      1-800-557-2297, ext. 221                        (Member SIPC/NYSE)
                                                      provides recordkeeping
   Today for a Current Prospectus                     and shareholder services
                                                      for shares purchased
     website: www.usfunds.com                         through Mutual Fund
                                                      One Source.

(Regent Logo)                                               (Company Logo)

Total return represents past performance and is not predictive of future results. Investment return and principal value will fluctuate. You may have a gain or loss when you sell shares. Investing in emerging markets carries special risks which are described in the Regent Eastern European Fund prospectus. Please read the prospectus carefully before you invest or send money.
U.S. stands for United Services.                                          REE348